Disaggregation of revenue	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Disaggregation of revenue

Note 3 – Disaggregation of revenue

	Six Months Ended June 30,
	2025	2026
	S$’000	S$’000
Revenue recognition at a single point in time:
Sales of merchandise	4	4

Revenue recognition over time:
Swim fees	2,158	2,038
Pickleball	-	3
	2,162	2,045